General	6 Months Ended
Jun. 30, 2023
Nature Of Operations Disclosure [Abstract]
General
Note 1 - General.

A.
Chemomab Therapeutics Ltd. (the “Company") is an Israeli-based company incorporated under the laws of the State of Israel in September 2011. The Company’s registered office is located in Kiryat Atidim, Tel Aviv, Israel. The Company is a clinical-stage biotech company discovering and developing innovative therapeutics for conditions with high-unmet medical need that involve inflammation and fibrosis. The wholly owned subsidiaries of the Company are: Chemomab Ltd. ("Chemomab"), Chemomab Therapeutics Israel Ltd. and Chemomab Therapeutics Inc.

The Company currently has no products approved for sale. The Company’s operations are funded primarily by its Shareholders. The Company has incurred operating losses in each year since its inception and does not expect to generate significant revenue unless and until it obtains marketing approval for its products. Continuation of the Company’s development programs depend on its future ability to raise sources of financing. The Company believes that its existing liquidity resources as of June 30, 2023, will enable it to fund its operations through December 31, 2024 with the ability to perform cost reductions in order to extend the operations even further, if required to do so.

B.
On April 30, 2021, the Company entered into an At the Market Offering Agreement (the "ATM Agreement") with Cantor Fitzgerald & Co., ("Cantor"). According to the ATM Agreement, the Company may offer and sell, from time to time, its ADSs having an aggregate offering price of up to $75 million through Cantor or the ATM Agreement. On April 25, 2022, the Company filed a prospectus supplement with the SEC for the issuance and sale of up to $18,125,000 of its ADSs in connection with the reactivation of the ATM Agreement Facility and pursuant to General Instruction I.B.6 of Form S-3, which, subject to certain exceptions, limits the amount of securities the Company is able to offer and sell under such registration statement to one-third of the Company's unaffiliated public float. From April 30, 2021, through June 30, 2023, the Company issued 1,470,906 ADSs under the ATM Agreement, resulting in gross proceeds of $17,327 thousand.

C.
On June 1, 2023, the board of directors (the “Board”) of the Company appointed Dr. Adi Mor as Chief Executive Officer of the Company (to replace Dr. Dale Pfost), and Sigal Fattal as the Chief Financial Officer of the Company (to replace Donald Marvin), effective as of the same date. The company has recorded in June 2023 a provision for severance payments to Dale Pfost and Donald Marvin in the amount of $1,110 thousand.